Borrowings - Summary of Long-term Notes Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Long Term Notes Payable [Line Items]
Bonds issued	$ 56,253,554	$ 2,003,332	$ 36,522,155
Less: current portion			94,798
Bonds payable	$ 49,253,603	$ 1,754,046	36,272,155
Unamortized Discounts [member]
Disclosure Of Long Term Notes Payable [Line Items]
Less: unamortized discounts			2,137
Bonds issued			97,879
Bonds payable			3,081
Commercial Papers [Member]
Disclosure Of Long Term Notes Payable [Line Items]
Bonds payable			$ 100,016
Long Term Notes Payable [Member] | Bottom of range [member]
Disclosure Of Long Term Notes Payable [Line Items]
Annual interest rates			5.02%
Long Term Notes Payable [Member] | Top of range [member]
Disclosure Of Long Term Notes Payable [Line Items]
Annual interest rates			6.89%